Note 23. SSL IPO (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Jun. 27, 2012
SSL IPO Disclosure [Line Items]
Payments to Acquire Equity Method Investments		$ 58,500,000	$ 67,000,000	$ 47,800,000
Equity Investment from JV Partners	$ 93,600,000
Payments to Acquire Businesses, Net of Cash Acquired		$ 719,000,000	7,300,000	$ 0
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						15.00%
SMP Ltd. [Member]
SSL IPO Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues	9,625,578
SunEdison Semiconductor Ltd. [Member]
SSL IPO Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues	8,280,000
Shares Issued, Price Per Share	$ 13.00
Payments to Acquire Equity Method Investments			$ 98,000,000
Payments of Stock Issuance Costs	$ 9,400,000
Over-allotment [Member] | SunEdison Semiconductor Ltd. [Member]
SSL IPO Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues	1,080,000
SunEdison Semiconductor Ltd. [Member]
SSL IPO Disclosure [Line Items]
Proceeds from Issuance of Private Placement	$ 31,500,000
Payments for Repurchase of Redeemable Noncontrolling Interest	$ 0.20
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Korea (South), Won | SMP JV [Member]
SSL IPO Disclosure [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired	$ 0
SMP Ltd. [Member]
SSL IPO Disclosure [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	35.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage	85.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	50.00%				50.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 140,700,000
SMP JV [Member] | Parent Company [Member] | SunEdison Semiconductor Ltd. [Member]
SSL IPO Disclosure [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions			56.80%
SMP JV [Member] | Samsung Entities [Member] | SunEdison Semiconductor Ltd. [Member]
SSL IPO Disclosure [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions			23.10%
SMP JV [Member] | Other shareholders [Member] | SunEdison Semiconductor Ltd. [Member]
SSL IPO Disclosure [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions			20.00%